Property and equipment, net (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property and equipment, net
Property and equipment, gross	¥ 1,344,759,262	$ 189,405,381	¥ 816,703,237
Less accumulated depreciation	35,527,263	5,003,911	39,204,870
Less allowance	894,274	125,956	3,612,025
Property and equipment, net	1,308,337,725	184,275,514	773,886,342
Construction in progress
Property and equipment, net
Property and equipment, gross	1,134,688,427	159,817,523	767,221,882
Leasehold improvements
Property and equipment, net
Property and equipment, gross	13,615,929	1,917,763	28,943,095
Office and electronic equipment
Property and equipment, net
Property and equipment, gross	7,774,324	1,094,991	9,965,437
Motor vehicles
Property and equipment, net
Property and equipment, gross	13,313,052	1,875,104	¥ 10,572,823
Aircraft
Property and equipment, net
Property and equipment, gross	175,367,530	$ 24,700,000
Property and equipment, net	¥ 166,000,000